Transactions with Related Parties - Schedule of Loans from Related Parties (Detail)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 550,000
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	500,000
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 50,000